Fair value measurement (Details Textual) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Inputs, Level 3 [Member]
Assets and liabilities measured at fair value on a nonrecurring basis [Line Items]
Impairment of cost-method investments	¥ 86.6	¥ 0.0	¥ 0.0